Intangible assets - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Aug. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 25,258	€ 25,567	€ 28,711
Strategic Partnership Agreement | LimmaTech Biologics A G | Shigella
Disclosure of detailed information about intangible assets [line items]
Partnership, upfront payment	€ 10,000
Strategic Partnership Agreement | Intellectual Property | LimmaTech Biologics A G | Shigella
Disclosure of detailed information about intangible assets [line items]
Partnership, upfront payment	€ 2,500
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		96,516	94,244
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		205	255	585
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 5,823	6,368
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		6 years
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 23,948	24,073	26,731
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 83,349	80,562
Acquired R&D technology and projects | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Acquired R&D technology and projects | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		24 years
General development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
General development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 1,104	1,239	€ 1,394
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 7,345	7,314
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
IXIARO
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		24 years
Remaining useful life measured as period of time, intangible assets other than goodwill		8 years
Intangible assets other than goodwill		€ 22,300	25,000
IXIARO | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 79,100	€ 78,800